LONG-TERM DEBT - Summary of Long-term Debt (Details)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 CAD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Feb. 29, 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 35,872,000,000						$ 38,200,000,000
Deferred transaction costs and discounts	(795,000,000)						(951,000,000)
Deferred government grant liability	(79,000,000)						(39,000,000)
Less current portion	(1,186,000,000)						(3,696,000,000)
Canada Infrastructure Bank Credit Facility due 2052 1.000%
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 71,000,000						64,000,000
Canada Infrastructure Bank Credit Facility due 2052 1.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%
Senior Notes Due 2025 - 2.950%
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 1,000,000,000
Interest rate				2.95%
Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000
Interest rate	2.95%	2.95%
Senior Notes Due 2025 - 3.100%
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,250,000,000
Interest rate			3.10%
Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,250,000,000
Interest rate	3.10%	3.10%
Senior Notes Due 2025 - 3.625%
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 700,000,000	$ 700,000,000
Interest rate	3.625%	3.625%
Senior Notes Due 2025 - 3.625% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 700,000,000
Interest rate	3.625%	3.625%
Senior Notes Due 2026 - 5.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	5.65%	5.65%
Senior Notes Due 2026 - 2.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	2.90%	2.90%
Senior Notes Due 2027 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000,000
Interest rate	3.80%	3.80%
Senior Notes Due 2027 - 3.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,500,000,000
Interest rate	3.65%	3.65%
Senior Notes Due 2027 - 3.200% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,300,000,000
Interest rate	3.20%	3.20%
Senior Notes Due 2028 - 5.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	5.70%	5.70%
Senior Notes Due 2028 - 4.400% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	4.40%	4.40%
Senior Notes Due 2029 - 5.000%
Disclosure of detailed information about borrowings [line items]
Interest rate								5.00%
Senior Notes Due 2029 - 5.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,250,000,000					$ 1,250,000,000
Interest rate	5.00%	5.00%					5.00%
Senior Notes Due 2029 - 3.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	3.75%	3.75%
Senior Notes Due 2029 - 3.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 700,000,000
Interest rate	3.25%	3.25%
Senior Notes Due 2029 - 3.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 159,000,000
Interest rate	3.30%	3.30%
Senior Notes Due 2030 - 5.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	5.80%	5.80%
Senior Notes Due 2030 - 2.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 210,000,000
Interest rate	2.90%	2.90%
Senior Notes Due 2032 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 2,000,000,000
Interest rate	3.80%	3.80%
Senior Notes Due 2032 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	4.25%	4.25%
Senior Debentures Due 2032 - 8.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 200,000,000
Interest rate	8.75%	8.75%
Senior Notes Due 2033 - 5.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	5.90%	5.90%
Senior Notes Due 2034 - 5.300%
Disclosure of detailed information about borrowings [line items]
Interest rate								5.30%
Senior Notes Due 2034 - 5.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,250,000,000					$ 1,250,000,000
Interest rate	5.30%	5.30%					5.30%
Senior Notes Due 2038 - 7.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 350,000,000
Interest rate	7.50%	7.50%
Senior Notes Due 2039 - 6.680% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	6.68%	6.68%
Senior Notes Due 2039 - 6.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,450,000,000
Interest rate	6.75%	6.75%
Senior Notes Due 2040 - 6.110% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 800,000,000
Interest rate	6.11%	6.11%
Senior Notes Due 2041 - 6.560% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000,000
Interest rate	6.56%	6.56%
Senior Notes Due 2042 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000
Interest rate	4.50%	4.50%
Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 382,000,000
Interest rate	4.50%	4.50%
Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 650,000,000
Interest rate	5.45%	5.45%
Senior Notes Due 2044 - 5.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 752,000,000
Interest rate	5.00%	5.00%
Senior Notes Due 2048 - 4.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 506,000,000
Interest rate	4.30%	4.30%
Senior Notes Due 2049 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 630,000,000
Interest rate	4.35%	4.35%
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 541,000,000
Interest rate	3.70%	3.70%
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 26,000,000
Interest rate	4.25%	4.25%
Senior Notes Due 2052 - 4.550% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 2,000,000,000
Interest rate	4.55%	4.55%
Senior Notes Due 2052 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	5.25%	5.25%
Subordinated Notes Due 2055 - 7.00%, Tranche One
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,100,000,000
Interest rate					7.00%	7.00%
Subordinated Notes Due 2055 - 7.00%, Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,100,000,000
Interest rate	7.00%	7.00%
Subordinated Notes Due 2055 - 7.125%, Tranche Two
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,000,000,000
Interest rate					7.125%	7.125%
Subordinated Notes Due 2055 - 7.125%, Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000
Interest rate	7.125%	7.125%
Subordinated Notes Due 2055 - 5.625%, Tranche Three
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 1,000,000,000
Interest rate					5.625%	5.625%
Subordinated Notes Due 2055 - 5.625%, Tranche Three | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000	$ 1,000,000,000
Interest rate	5.625%	5.625%
Subordinated Notes Due 2081 - 5.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 2,000,000,000
Interest rate	5.00%	5.00%
Subordinated Notes Due 2082 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000
Interest rate	5.25%	5.25%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 37,932,000,000						$ 42,886,000,000
Gross carrying amount | Bank credit facilities (Cdn$ portion) | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	415,000,000						0
Gross carrying amount | Term Loan Facilities | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0						1,001,000,000
Gross carrying amount | Canada Infrastructure Bank Credit Facility due 2052 1.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	134,000,000						64,000,000
Gross carrying amount | Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0						1,439,000,000
Gross carrying amount | Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0						1,250,000,000
Gross carrying amount | Senior Notes Due 2025 - 3.625% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0						1,007,000,000
Gross carrying amount | Senior Notes Due 2026 - 5.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000						500,000,000
Gross carrying amount | Senior Notes Due 2026 - 2.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	686,000,000						718,000,000
Gross carrying amount | Senior Notes Due 2027 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	300,000,000						300,000,000
Gross carrying amount | Senior Notes Due 2027 - 3.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,500,000,000						1,500,000,000
Gross carrying amount | Senior Notes Due 2027 - 3.200% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,784,000,000						1,871,000,000
Gross carrying amount | Senior Notes Due 2028 - 5.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000						1,000,000,000
Gross carrying amount | Senior Notes Due 2028 - 4.400% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000						500,000,000
Gross carrying amount | Senior Notes Due 2029 - 5.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,716,000,000						1,799,000,000
Gross carrying amount | Senior Notes Due 2029 - 3.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000						1,000,000,000
Gross carrying amount | Senior Notes Due 2029 - 3.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	700,000,000						1,000,000,000
Gross carrying amount | Senior Notes Due 2029 - 3.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	159,000,000						500,000,000
Gross carrying amount | Senior Notes Due 2030 - 5.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000						500,000,000
Gross carrying amount | Senior Notes Due 2030 - 2.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	210,000,000						500,000,000
Gross carrying amount | Senior Notes Due 2032 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,745,000,000						2,878,000,000
Gross carrying amount | Senior Notes Due 2032 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000						1,000,000,000
Gross carrying amount | Senior Debentures Due 2032 - 8.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	275,000,000						288,000,000
Gross carrying amount | Senior Notes Due 2033 - 5.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000						1,000,000,000
Gross carrying amount | Senior Notes Due 2034 - 5.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,716,000,000						1,799,000,000
Gross carrying amount | Senior Notes Due 2038 - 7.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	480,000,000						504,000,000
Gross carrying amount | Senior Notes Due 2039 - 6.680% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000						500,000,000
Gross carrying amount | Senior Notes Due 2039 - 6.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450,000,000						1,450,000,000
Gross carrying amount | Senior Notes Due 2040 - 6.110% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	800,000,000						800,000,000
Gross carrying amount | Senior Notes Due 2041 - 6.560% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	400,000,000						400,000,000
Gross carrying amount | Senior Notes Due 2042 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,029,000,000						1,079,000,000
Gross carrying amount | Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	524,000,000						719,000,000
Gross carrying amount | Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	892,000,000						935,000,000
Gross carrying amount | Senior Notes Due 2044 - 5.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,032,000,000						1,511,000,000
Gross carrying amount | Senior Notes Due 2048 - 4.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	694,000,000						1,079,000,000
Gross carrying amount | Senior Notes Due 2049 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	865,000,000						1,799,000,000
Gross carrying amount | Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	743,000,000						1,439,000,000
Gross carrying amount | Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	26,000,000						300,000,000
Gross carrying amount | Senior Notes Due 2052 - 4.550% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,745,000,000						2,878,000,000
Gross carrying amount | Senior Notes Due 2052 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000						1,000,000,000
Gross carrying amount | Subordinated Notes Due 2055 - 7.00%, Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,510,000,000						0
Gross carrying amount | Subordinated Notes Due 2055 - 7.125%, Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,373,000,000						0
Gross carrying amount | Subordinated Notes Due 2055 - 5.625%, Tranche Three | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000						0
Gross carrying amount | Subordinated Notes Due 2081 - 5.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,000,000,000						2,000,000,000
Gross carrying amount | Subordinated Notes Due 2082 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,029,000,000						$ 1,079,000,000